Condensed Consolidated Statements of Shareholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Due From Shareholders	Retained Earning, Appropriated	Retained Earnings, Unappropriated
Balance at Dec. 31, 2009	$ 27,841,624	$ 0	$ 3,322	$ 15,072,648	$ 3,291,703	$ (7,000)	$ 496,396	$ 8,984,555
Balance (Shares) at Dec. 31, 2009	0	0	18,200,305	0	0	0	0	0
Capital contribution	7,000	0	0	0	0	7,000	0	0
Sale of preferred stock	6,672,031	57	0	6,671,974	0	0	0	0
Sale of preferred stock (Shares)	0	444,804	0	0	0	0	0	0
Beneficial conversion feature associated with convertible Debt	500,000	0	0	500,000	0	0	0	0
Common stock issued in conversion of debt	500,000	0	128	499,872	0	0	0	0
Common stock issued in conversion of debt (Shares)	0	0	700,000	0	0	0	0	0
Common stock issued for services	1,538,856	0	128	1,538,728	0	0	0	0
Common stock issued for services (Shares)	0	0	700,000	0	0	0	0	0
Dividends paid	(653,028)	0	0	0	0	0	0	(653,028)
Net income	11,273,663	0	0	0	0	0	0	11,273,663
Other comprehensive income - foreign currency translation adjustments	1,311,888	0	0	0	1,311,888	0	0	0
Ending Balance at Dec. 31, 2010	48,992,034	57	3,578	24,283,222	4,603,591	0	496,396	19,605,190
Ending Balance (Shares) at Dec. 31, 2010	0	444,804	19,600,305	0	0	0	0	0
Dividends paid	(290,072)	0	0	0	0	0	0	(290,072)
Net income	14,317,169	0	0	0	0	0	0	14,317,169
Other comprehensive income - foreign currency translation adjustments	1,583,689	0	0	0	1,583,689	0	0	0
Ending Balance at Sep. 30, 2011	$ 64,602,820	$ 57	$ 3,578	$ 24,283,222	$ 6,187,280	$ 0	$ 496,396	$ 33,632,287
Ending Balance (Shares) at Sep. 30, 2011	0	444,804	19,600,305	0	0	0	0	0